Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Profit (loss) from continuing operations before income taxes
	For the years ended December 31,
	2020	2021	2022
	$	$	$
Non-PRC	(29,385)	(44,550)	(29,722)
PRC	(6,298)	(11,105)	836

	(35,683)	(55,655)	(28,886)

Schedule of income tax benefit (expense)
	For the years ended December 31,
	2020	2021	2022
	$	$	$
Current	(1,410)	-	(343)
Deferred	1,004	445	284

	(406)	445	(59)

Schedule of reconciliation of tax computed by applying the statutory income tax rate
	For the years ended December 31,
	2020	2021	2022
	$	$	$
Loss before income taxes	(35,683)	(55,655)	(28,886)

Income tax income computed at the statutory income tax rate at 25%	4,594	13,914	7,220
Non-deductible expenses	380	(1,095)	71
Non-taxation income	-	-	19
Preferential rate	(820)	(935)	1,970
Current and deferred tax rate differences	(291	(709)	299
Foreign rate differences	(5)	(3,316)	(3,682)
Change of valuation allowance	(4,587)	(8,024)	(6,860)
Statutory income	-	-	-
R&D super deduction	323	610	904

Income tax (expense) benefit	(406)	445	(59)

Schedule of significant components of deferred taxes
	As of December 31,
	2021	2022
	$	$
Deferred tax assets
Inventories provision	28	32
Accrued salary and welfare payable	214	217
Property, plant and equipment	-	175
Tax losses	229	-
Valuation allowance	-	-
Others	-	-
Total deferred tax assets	471	424

Deferred tax liabilities
Intangible assets	671	15
Deferred cost of revenue	15	-
Others	325	894
Total deferred tax liabilities	1,011	909

Schedule of roll-forward of unrecognized tax benefits
	For the years ended December 31,
	2020	2021	2022
	$	$	$
Balance at beginning of year	1,987	2,124	2,174
Reversal based on tax positions related to prior years	-	-	-
Additions based on tax positions related to the current year	-	-	-
Foreign currency translation difference	137	50	(184)

Balance at end of year	2,124	2,174	1,990